Summary of Significant Accounting Policies (Details Narrative) (20-F)					6 Months Ended			12 Months Ended
	Dec. 20, 2019 $ / shares	Oct. 30, 2019 $ / shares	Dec. 12, 2018 $ / shares	Oct. 05, 2018 $ / shares	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 AUD ($)	Jun. 30, 2019 AUD ($) $ / shares Subsidiary	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Aug. 08, 2018 AUD ($)	Jun. 30, 2016 AUD ($)
Statement Line Items [Line Items]
Total comprehensive loss					$ (3,028,861)	$ (3,028,861)	$ (3,178,161)	$ (6,401,936)	$ (5,986,838)	$ (8,534,481)
Net cash outflow from operations						(2,859,251)	(3,703,002)	(6,073,182)	(5,636,533)	(6,852,404)
Total cash and cash equivalents					3,277,074	3,277,074	3,234,640	2,131,741	$ 5,487,035	$ 10,988,255		$ 11,179,687
Operating lease commitments					$ 487,837	487,837		487,849
Decrease in net current assets								$ 14,712
Repayment of lease liabilities						$ 99,723
Number of overseas subsidiaries | Subsidiary								2
Maximum annual aggregate turnover to avail refundable tax offset								$ 20,000,000
Exercise price (cents) | $ / shares	$ 0.008	$ 0.008
Risk-free interest rate	0.85%	0.78%
Expected life of an option	3 years	3 years
Volatility measure								80.00%
Patents [Member]
Statement Line Items [Line Items]
Intangible assets, estimated useful life								10 years
Employee Stock Option [Member]
Statement Line Items [Line Items]
Exercise price (cents) | $ / shares			$ 0.010
Risk-free interest rate			2.02%
Expected life of an option			2 years 9 months 18 days
Performance Rights [Member]
Statement Line Items [Line Items]
Exercise price (cents) | $ / shares								$ 0.0
Share price | $ / shares				$ 1.1
Consecutive share price hurdle (in days)								10 days
Risk-free interest rate								2.02%
Expected life of an option								2 years 9 months 18 days
Performance Rights [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Exercise price (cents) | $ / shares				$ 0.5
Percentage of discount or premium on share options				50.00%
Performance Rights [Member] | Top of range [Member]
Statement Line Items [Line Items]
Exercise price (cents) | $ / shares				$ 1.5
Percentage of discount or premium on share options				50.00%
Class A Performance Rights [Member]
Statement Line Items [Line Items]
Share price, VWAP hurdle | $ / shares								2.0
Class B Performance Rights [Member]
Statement Line Items [Line Items]
Share price, VWAP hurdle | $ / shares								2.0
Class C Performance Rights [Member]
Statement Line Items [Line Items]
Share price, VWAP hurdle | $ / shares								3.3
Lease Liabilities [Member]
Statement Line Items [Line Items]
Repayment of lease liabilities								$ 221,281
Equity Placement Facility With Kentgrove Capital Private Limited [Member]
Statement Line Items [Line Items]
Equity capital											$ 20,000,000
Individual placements											$ 1,000,000